Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2019
Registrant Name	MFS SERIES TRUST VI
Entity Central Index Key	0000863032
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 27, 2020
Document Effective Date	Feb. 28, 2020
Prospectus Date	Feb. 28, 2020
MFS® Global Equity Fund | R6
Prospectus:
Trading Symbol	MWEMX
MFS® Global Equity Fund | R3
Prospectus:
Trading Symbol	MWEHX
MFS® Global Equity Fund | R2
Prospectus:
Trading Symbol	MEQRX
MFS® Global Equity Fund | R1
Prospectus:
Trading Symbol	MWEGX
MFS® Global Equity Fund | I
Prospectus:
Trading Symbol	MWEIX
MFS® Global Equity Fund | C
Prospectus:
Trading Symbol	MWECX
MFS® Global Equity Fund | B
Prospectus:
Trading Symbol	MWEBX
MFS® Global Equity Fund | R4
Prospectus:
Trading Symbol	MWELX
MFS® Global Equity Fund | A
Prospectus:
Trading Symbol	MWEFX
MFS® Global Total Return Fund | R6
Prospectus:
Trading Symbol	MFWLX
MFS® Global Total Return Fund | R3
Prospectus:
Trading Symbol	MFWHX
MFS® Global Total Return Fund | R2
Prospectus:
Trading Symbol	MGBRX
MFS® Global Total Return Fund | R1
Prospectus:
Trading Symbol	MFWGX
MFS® Global Total Return Fund | I
Prospectus:
Trading Symbol	MFWIX
MFS® Global Total Return Fund | C
Prospectus:
Trading Symbol	MFWCX
MFS® Global Total Return Fund | B
Prospectus:
Trading Symbol	MFWBX
MFS® Global Total Return Fund | R4
Prospectus:
Trading Symbol	MFWJX
MFS® Global Total Return Fund | A
Prospectus:
Trading Symbol	MFWTX
MFS® Utilities Fund | R6
Prospectus:
Trading Symbol	MMUKX
MFS® Utilities Fund | R3
Prospectus:
Trading Symbol	MMUHX
MFS® Utilities Fund | R2
Prospectus:
Trading Symbol	MURRX
MFS® Utilities Fund | R1
Prospectus:
Trading Symbol	MMUGX
MFS® Utilities Fund | I
Prospectus:
Trading Symbol	MMUIX
MFS® Utilities Fund | C
Prospectus:
Trading Symbol	MMUCX
MFS® Utilities Fund | B
Prospectus:
Trading Symbol	MMUBX
MFS® Utilities Fund | R4
Prospectus:
Trading Symbol	MMUJX
MFS® Utilities Fund | A
Prospectus:
Trading Symbol	MMUFX